Product Sales Revenues (Tables)	12 Months Ended
Dec. 31, 2012
Product Sales Revenues [Abstract]
Disclosure Of Product Sales Revenues

	Year Ended December 31,
	2010	2011	2012
Physical sale of petroleum products	$784,839	$870,007	$833,581
NYMEX contract adjustments:
Change in value of NYMEX contracts that did not qualify for hedge accounting treatment and the effective portion of gains and losses of matured NYMEX contracts that qualified for hedge accounting treatment associated with our petroleum products blending and fractionation activities(1)	(10,751)	(4,330)	(30,270)
Change in value of NYMEX contracts that did not qualify for hedge accounting treatment associated with the Houston-to-El Paso pipeline section linefill working inventory(1)	(11,212)	(11,149)	(3,940)
Other	214	—	11
Total NYMEX contract adjustments	(21,749)	(15,479)	(34,199)
Total product sales revenues	$763,090	$854,528	$799,382

 (1) The associated petroleum products for these activities are, to the extent still owned as of the statement date, or were, to the extent no longer owned as of the statement date, classified as inventory in current assets on our consolidated balance sheets.